Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	AMERICAN FUNDS FUNDAMENTAL INVESTORS
Central Index Key	0000039473
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class A
Prospectus:
Trading Symbol	ANCFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-1
Prospectus:
Trading Symbol	RFNAX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-2
Prospectus:
Trading Symbol	RFNBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-3
Prospectus:
Trading Symbol	RFNCX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-4
Prospectus:
Trading Symbol	RFNEX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-5
Prospectus:
Trading Symbol	RFNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class C
Prospectus:
Trading Symbol	AFICX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-1
Prospectus:
Trading Symbol	AFIFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-A
Prospectus:
Trading Symbol	CFNAX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-C
Prospectus:
Trading Symbol	CFNCX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-E
Prospectus:
Trading Symbol	CFNEX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-F-1
Prospectus:
Trading Symbol	CFNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-2
Prospectus:
Trading Symbol	FINFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-6
Prospectus:
Trading Symbol	RFNGX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-2E
Prospectus:
Trading Symbol	RFEBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-5E
Prospectus:
Trading Symbol	RFNHX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-3
Prospectus:
Trading Symbol	FUNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-T
Prospectus:
Trading Symbol	TIIIX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class T
Prospectus:
Trading Symbol	TFFFX